ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
CONVERTIBLE NOTES PAYABLE
Schedule of accrued liabilities
	December 31,	December 31,
	2020	2019
Accrued compensation	$138,707	$128,942
Accrued interest	23,185	-
Accrued sales tax	23,525	140,683
Accrued franchise tax	11,832	5,000
Accrued professional fees and other payables	176,238	204,456
Total accrued liabilities	$373,487	$479,081